Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 37,595	¥ 24,554
Purchase of property and equipment
Capital commitments
Contracted but not provided for	22,736	15,572
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 14,859	¥ 8,982